Capital Stock - Summary of Stock Option Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Option
Options
Outstanding - beginning of year (in shares)	424,328	491,098	571,805
Grants in period (shares)	0	0	0
Exercised (in shares)	(169,181)	(66,770)	(80,707)
Forfeited / expired (in shares)	0	0	0
Outstanding - end of year (in shares)	255,147	424,328	491,098
Exercisable - end of year (in shares)	255,147	424,328	491,098
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 14.52	$ 14.82	$ 14.36
Granted (in dollars per share)	0	0	0
Exercised (in dollars per share)	17.10	16.78	11.54
Forfeited / expired (in dollars per share)	0	0	0
Outstanding - end of year (in dollars per share)	12.80	14.52	14.82
Exercisable - end of year (in dollars per share)	$ 12.80	$ 14.52	$ 14.82
Employee Stock
Weighted-Average Exercise Price ($)
Unrecognized compensation cost related to non-vested stock options granted	$ 0	$ 0	$ 0